SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 14, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2008 shares	Dec. 31, 2016 ₪ / shares	Nov. 14, 2016 ₪ / shares	Dec. 31, 2015 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, shares repurchased | shares			1,111,796
Issuance of shares | shares	261,287
Offering price | $ / shares	$ 5.25
Proceed from Sale of share | $	$ 1,252
Issuance expenses | $	$ 120
NIS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nominal value | ₪ / shares				₪ 0.04	₪ 0.04	₪ 0.04
Incentive Share Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares still available for future grant | shares		831,551
Vesting period for plan		4 years
Expiration period of granted options		7 years
Unrecognized compensation cost related to non-vested stock options | $		$ 255
Unrecognized compensation cost, recognition period		1 year 6 months 7 days